STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary Shares Class B	Additional Paid-In Capital	Accumulated Deficit	Class B	Total
Beginning balance at Mar. 11, 2025		$ 0	$ 0	$ 0		$ 0
Beginning balance (shares) at Mar. 11, 2025		0
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Class B ordinary shares issued to Initial Shareholders		$ 767	24,233			25,000
Class B ordinary shares issued to Initial Shareholders (shares)		7,666,667
Ending balance at Mar. 31, 2025		$ 767	24,233			25,000
Ending balance (shares) at Mar. 31, 2025		7,666,667
Beginning balance at Mar. 11, 2025		$ 0	0	0		0
Beginning balance (shares) at Mar. 11, 2025		0
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Class B ordinary shares issued to Initial Shareholders	[1],[2]	$ 767	24,233			25,000
Class B ordinary shares issued to Initial Shareholders (shares)	[1],[2]	7,666,667
Net loss				(16,620)		(16,620)
Ending balance at May. 21, 2025		$ 767	24,233	(16,620)		8,380
Ending balance (shares) at May. 21, 2025		7,666,667			7,666,667
Beginning balance at Mar. 11, 2025		$ 0	0	0		0
Beginning balance (shares) at Mar. 11, 2025		0
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss						423,445
Ending balance at Sep. 30, 2025		$ 767		(8,115,999)		(8,115,232)
Ending balance (shares) at Sep. 30, 2025		7,666,667			7,666,667
Beginning balance at Mar. 31, 2025		$ 767	24,233			25,000
Beginning balance (shares) at Mar. 31, 2025		7,666,667
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss				(16,620)		(16,620)
Ending balance at Jun. 30, 2025		$ 767	$ 24,233	(16,620)		8,380
Ending balance (shares) at Jun. 30, 2025		7,666,667
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss				440,065		440,065
Ending balance at Sep. 30, 2025		$ 767		$ (8,115,999)		$ (8,115,232)
Ending balance (shares) at Sep. 30, 2025		7,666,667			7,666,667

[1]	Includes an aggregate of up to 1,000,000 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised (Note 5).
[2]	On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of our independent directors transferred 13,333 founder shares to our Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 founder shares (up to 1,000,000 of which are subject to forfeiture), and each of the independent directors currently holds, 40,000 founder shares for an aggregate of 7,666,667 founder shares. All share and per share data has been retrospectively presented.